Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

Note 17 - Segment information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2017, after the acquisition of Giant Credit, there is one additional money lending segment. During 2018, after the acquisition of 11 Hau Fook Street and Paris Sky, there is one additional segment known as property lease and management. During 2020, after the acquisition of GFS and Apiguru, there is one additional segment, consisting of financial technology solutions and services. Effective as of January 1, 2023, the Company completely ceased its business in LCD/LED production. Hence, the segment of LCD/LED products was removed as of December 31, 2023. During 2024, after the acquisition of Riches Holdings, there are three additional segments, consisting of consultancy services for insurance products, advisory and referral services and applications, technology, and services. Due to similar nature of segments, we combined financial technology solutions and services into applications, technology, and services.

		Property		Consultancy	Advisory
		lease	Applications,	services	and	Corporate
For the year ended	Money	and	technology,	for insurance	referral	unallocated
December 31, 2025	lending	management	and services	products	services	(note)	Consolidated
Revenues	$2,167	$1,384	$137	$12,859	$549	$—	$17,096
Gross profit (loss)	1,875	(1,130)	(7)	653	314	(141)	1,564
Operating expenses
Impairment loss of property, plant and equipment	—	(13,444)	—	—	—	—	(13,444)
Reversal of impairment loss of loan and interest receivables	453	—	—	—	—	—	453
Legal and professional expenses	(42)	(20)	—	(8)	(22)	(13,963)	(14,055)
Other operating expenses	(1,452)	(275)	(90)	(588)	(817)	(830)	(4,052)
Total operating expenses	(1,041)	(13,739)	(90)	(596)	(839)	(14,793)	(31,098)
Operating income (loss)	834	(14,869)	(97)	57	(525)	(14,934)	(29,534)
Other income (loss)	53	43	2	(7)	36	—	127
Income (Loss) before provision for income taxes	887	(14,826)	(95)	50	(489)	(14,934)	(29,407)
Income tax (expense) benefit	(40)	1,531	1	(13)	—	23	1,502
Net loss	847	(13,295)	(94)	37	(489)	(14,911)	(27,905)

As of December 31, 2025
Identifiable long-lived assets	541	28,902	20	—	—	1,189	30,652
Total assets	10,891	32,428	480	997	325	23,945	69,066

		Property		Consultancy	Advisory
		lease	Applications,	services	and	Corporate
For the year ended	Money	and	technology,	for insurance	referral	unallocated
December 31, 2024	lending	management	and services	products	services	(note)	Consolidated
Revenues	$3,308	$1,780	$151	$4,478	$356	$—	$10,073
Gross profit (loss)	2,652	(1,185)	25	468	63	(82)	1,941
Operating expenses
Impairment loss of loan and interest receivables	(3,468)	—	—	—	—	—	(3,468)
Legal and professional expenses	(226)	(256)	—	—	(4)	(490)	(976)
Other operating expenses	(1,187)	(470)	(35)	(459)	(326)	(748)	(3,225)
Total operating expenses	(4,881)	(726)	(35)	(459)	(330)	(1,238)	(7,669)
Operating income (loss)	(2,229)	(1,911)	(10)	9	(267)	(1,320)	(5,728)
Other income (loss)	4	5	—	(2)	28	(7,693)	(7,658)
Income (Loss) before provision for income taxes	(2,225)	(1,906)	(10)	7	(239)	(9,013)	(13,386)
Income tax (expense) benefit	(236)	249	1	(54)	(1)	14	(27)
Net loss	(2,461)	(1,657)	(9)	(47)	(240)	(8,999)	(13,413)

As of December 31, 2024
Identifiable long-lived assets	556	44,353	42	—	—	1,329	46,280
Total assets	17,537	45,993	586	1,178	361	13,530	79,185

		Property	Financial
	Money	lease	technology	Corporate
For the year ended	lending	and	solutions	unallocated
December 31, 2023	services	management	and services	(note)	Consolidated
Revenues	$2,313	$1,069	$187	$—	$3,569
Gross profit (loss)	1,865	(1,084)	(5)	—	776
Operating expenses
Reversal of impairment loss of loan and interest receivables	49	—	—	—	49
Legal and professional expenses	(79)	(81)	(3)	(472)	(635)
Other operating expenses	(1,211)	(371)	(28)	(382)	(1,992)
Total operating expenses	(1,241)	(452)	(31)	(854)	(2,578)
Operating loss	624	(1,536)	(36)	(854)	(1,802)
Other income	10	(65)	(1)	(1)	(57)
Loss before provision for income taxes	634	(1,601)	(37)	(855)	(1,859)
Income tax (expense) benefit	(84)	231	(7)	—	140
Net loss	550	(1,370)	(44)	(855)	(1,719)

As of December 31, 2023
Identifiable long-lived assets	562	46,203	36	1	46,802
Total assets	22,157	46,953	583	652	70,345

Note:     Corporate expenses include expenses incurred by corporate headquarters which are not allocated to the operating segments.

The geographical location of customers is based on the location at which the services were provided. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2025	2024	2023
Hong Kong	16,783	10,047	3,442
Australia	115	—	127
PRC	198	26	—
Total	$17,096	$10,073	$3,569